Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK MUNICIPAL SERIES TRUST
Prospectus Date	rr_ProspectusDate	Sep. 29, 2014
Document Creation Date	dei_DocumentCreationDate	Oct. 03, 2014